CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT)
Transaction costs		$ 4.0
Issuance of shares, Transaction costs	$ 9.8	$ 9.8
Exchange ratio for Class A ordinary shares pursuant to the business combination | shares	108.083	108.083